(Loss) Income Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
United States	$ 6,882	$ 3,973	$ (19,321)
Foreign	4,870	1,614	(987)
Income (loss) before income taxes	$ 11,752	$ 5,587	$ (20,308)